As filed with the Securities and Exchange Commission on July 8, 2013

Securities Act File No. 333-132380

Investment Company Act File No. 811-21864

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 186	☒
and/or

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 188	☒

(Check appropriate box or boxes.)

WISDOMTREE TRUST

(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue

21st Floor

New York, NY 10017

(Address of Principal Executive Offices) (Zip Code)

1-866-909-9473

(Registrant’s Telephone Number, including Area Code)

JONATHAN STEINBERG

WISDOMTREE TRUST

380 Madison Avenue

21st Floor

New York, NY 10017

(Name and Address of Agent for Service)

Copies to:

W. John McGuire	Ryan Louvar
Bingham McCutchen LLP	WisdomTree Asset Management, Inc.
2020 K Street NW	380 Madison Avenue, 21st Floor
Washington, DC 20006	New York, NY 10017

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b).
☒	On August 7, 2013 pursuant to paragraph (b)(1)(iii).
☐	60 days after filing pursuant to paragraph (a)(1).
☐	On (date) pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 186 to the Registration Statement on Form N-1A for WisdomTree Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until August 7, 2013, the effectiveness of Post-Effective Amendment No. 165 (“PEA No. 165”), which was filed with the Commission via EDGAR Accession No. 0001193125-13-174197 on April 25, 2013, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 165 by means of this filing, Parts A, B and C of PEA No. 165 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the WisdomTree Emerging Markets Low Volatility Equity Fund is incorporated herein by reference to Part A of PEA No. 165.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the WisdomTree Emerging Markets Low Volatility Equity Fund is incorporated herein by reference to Part B of PEA No. 165.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 165.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 186 to Registration Statement No. 333-132380 to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on this 8th day of July, 2013.

WISDOMTREE TRUST
(Registrant)

By:	/s/ Jonathan Steinberg
Jonathan Steinberg
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 186 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

Signatures	Title	Date

/s/ Jonathan Steinberg	President (Principal Executive Officer) and Trustee	July 8, 2013
Jonathan Steinberg

/s/ David Castano*	Treasurer (Principal Financial and Accounting Officer)	July 8, 2013
David Castano*

/s/ Joel Goldberg*	Trustee	July 8, 2013
Joel Goldberg*

/s/ Toni Massaro*	Trustee	July 8, 2013
Toni Massaro*

/s/ Victor Ugolyn*	Trustee	July 8, 2013
Victor Ugolyn*

*By:	/s/ Jonathan Steinberg
Jonathan Steinberg
(Attorney-in-Fact)